Average Annual Total Returns - American Beacon Select Funds - American Beacon U.S. Government Money Market Select Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Lipper Institutional U.S. Government Money Market Average (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	3.04%	1.94%
Select
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	3.15%	2.11%